Loans portfolio	12 Months Ended
Dec. 31, 2017
Loans portfolio
Loans portfolio

C3.3  Loans portfolio

(a)	Overview of loans portfolio

Loans are accounted for at amortised cost net of impairment except for:

–

Certain mortgage loans which have been designated at fair value through profit or loss of the UK and Europe insurance operations as this loan portfolio is managed and evaluated on a fair value basis; and

–	Certain policy loans of the US insurance operations that are held to back liabilities for funds withheld under reinsurance arrangements and are also accounted on a fair value basis.

The amounts included in the statement of financial position are analysed as follows:

	2017				2016
	Mortgage loans*	Policy loans**	Other loans†	Total	Mortgage loans*	Policy loans**	Other loans†	Total

	£m	£m	£m	£m	£m	£m	£m	£m
Asia
With-profits	—	613	112	725	—	577	113	690
Non-linked shareholder-backed	177	216	199	592	179	226	208	613
US
Non-linked shareholder-backed	6,236	3,394	—	9,630	6,055	3,680	—	9,735
UK and Europe
With-profits	2,441	4	1,823	4,268	668	6	1,218	1,892
Non-linked shareholder-backed	1,681	—	37	1,718	1,642	—	38	1,680
Other operations	—	—	109	109	—	—	563	563

Total loans securities	10,535	4,227	2,280	17,042	8,544	4,489	2,140	15,173

*	All mortgage loans are secured by properties.
**

In the US £2,512 million (2016: £2,672 million) policy loans are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.

†

Other loans held in UK with-profits funds are commercial loans and comprise mainly syndicated loans. The majority of other loans in shareholder-backed business in Asia are commercial loans held by the Malaysia operation and which are all investment graded by two local rating agencies.

(b)	Additional information on US mortgage loans

In the US, mortgage loans are all commercial mortgage loans that are secured by the following property types: industrial, multi-family residential, suburban office, retail or hotel. The US insurance operations' commercial mortgage loan portfolio does not include any single-family residential mortgage loans and is therefore not exposed to the same risk of defaults associated with residential sub-prime mortgage loans. The average loan size is £12.6 million (2016: £12.4 million). The portfolio has a current estimated average loan to value of 55 per cent (2016: 59 per cent).

At 31 December 2017, Jackson had no mortgage loans where the contractual terms of the agreements had been restructured (2016: none).

(c)	Additional information on UK mortgage loans

During 2017, the UK with-profits fund invested in an entity that holds a portfolio of buy-to-let mortgage loans. The vehicle financed its acquisitions through the issue of debt instruments, largely to external parties, securitised upon the loans acquired. These third-party borrowings have no recourse to any other assets of the Group and the Group's exposure is limited to the amount invested by the UK with-profits fund.

By carrying value, 99.98 per cent of the £1,681 million (31 December 2016: 96.29 per cent of £1,642 million) mortgage loans held by the UK shareholder-backed business relates to lifetime (equity release) mortgage business which has an average loan to property value of 31 per cent (31 December 2016: 30 per cent).

(d)	Loans held by other operations

These relate to loans and receivables managed by Prudential Capital. These assets are generally secured but most have no external credit ratings. Internal ratings prepared by the Group's asset management operations, as part of the risk management process, are:

	2017	2016

	£m	£m
Loans and receivables internal ratings:
AA+ to AA–	14	29
A+ to A–	—	100
BBB+ to BBB–	—	248
BB+ to BB–	95	185
B and other	—	1

Total	109	563